UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22763

CPG Carlyle Fund, LLC
(Exact name of registrant as specified in charter)

805 Third Avenue
New York, New York 10022
 (Address of principal executive offices) (Zip code)

Mitchell A. Tanzman
c/o Central Park Advisers, LLC
805 Third Avenue
New York, NY 10022
 (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 317-9200

Date of fiscal year end: March 31

Date of reporting period: September 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

CPG Carlyle Fund, LLC

(formerly CPG Carlyle Private Equity Fund, LLC)

Financial Statements
(Unaudited)

For the Period April 1, 2016
to September 30, 2016

(Including the Financial Statements of
CPG Carlyle Master Fund, LLC)

CPG Carlyle Fund, LLC

Table of Contents
For the Period from April 1, 2016 to September 30, 2016 (Unaudited)

Statement of Assets and Liabilities	1
Statement of Operations	2
Statements of Changes in Net Assets	3
Statement of Cash Flows	4
Financial Highlights	5-6
Notes to Financial Statements	7-10
Other Information	11
Financial Statements of CPG Carlyle Master Fund, LLC*	Appendix A

*

For a description of the Master Fund (as defined in Note 1), into which the Fund invests substantially all of its assets, please see the attached financial statements of the Master Fund, which should be read in conjunction with the financial statements of the Fund.

CPG Carlyle Fund, LLC

Statement of Assets and Liabilities (Unaudited)
September 30, 2016

Assets
Investment in CPG Carlyle Master Fund, LLC, at fair value (cost $785,854,607)	$883,839,932
Due from CPG Carlyle Master Fund, LLC	17,124,632
Cash	532,000
Prepaid expenses and other assets	9,300
Total Assets	901,505,864

Liabilities
Capital contributions received in advance	532,000
Payable for shares repurchased	17,128,053
Payable to Adviser	7,339
Sub-placement agent fee payable	985,997
Transfer agent fees payable	239,087
Professional fees payable	546,745
Accounting and administration fees payable	13,250
Accounts payable and other accrued expenses	19,106
Total Liabilities	19,471,577
Net Assets	$882,034,287

Composition of Net Assets:
Paid-in capital	$865,784,623
Accumulated net investment loss	(17,185,372)
Accumulated net realized loss from investments and other foreign currency denominated assets and liabilities, net of income taxes	(5,106,159)
Accumulated net change in unrealized appreciation on investments and other foreign currency denominated assets and liabilities, net of income taxes	38,541,195
Net Assets	$882,034,287

Net Assets Attributable to:
Class A Units	$640,947,810
Class I Units	241,086,477
$882,034,287
Units of Beneficial Interest Outstanding (Unlimited Number of Units Authorized):
Class A Units	47,203,444
Class I Units	8,508,484
55,711,928
Net Asset Value per Unit:
Class A Units*	$13.5784
Class I Units	$28.3348

*	Class A Unit Investors may be charged a sales load (“placement fee”) up to a maximum of 3.50% on the amount they invest.

See accompanying notes to financial statements.

1

CPG Carlyle Fund, LLC

Statement of Operations (Unaudited)
For the Period Ended September 30, 2016

Net Investment Loss Allocated from CPG Carlyle Master Fund, LLC
Dividend income	$3,147,453
Interest income	187,120
Expenses	(6,082,029)
Net Investment Loss Allocated from CPG Carlyle Master Fund, LLC	(2,747,456)

Fund Expenses
Sub-placement agent fee	1,885,679
Professional fees	459,502
Transfer agent fees	363,336
Directors' and Officer fees	35,266
Accounting and administration fees	13,250
Other fees	41,099
Net Fund Expenses	2,798,132

Net Investment Loss	(5,545,588)

Net Realized Gain and Change in Unrealized Appreciation on Investments and Other Foreign Currency Denominated Assets and Liabilities Allocated from CPG Carlyle Master Fund, LLC
Net realized gain from:
Investments and other foreign currency denominated assets and liabilities, net of income taxes	28,357,886
Net change in unrealized appreciation on:
Investments and other foreign currency denominated assets and liabilities, net of income taxes	15,621,486
Net Realized Gain and Change in Unrealized Appreciation on Investments and Other Foreign Currency Denominated Assets and Liabilities Allocated from CPG Carlyle Master Fund, LLC	43,979,372

Net Increase in Net Assets Resulting from Operations	$38,433,784

See accompanying notes to financial statements.

2

CPG Carlyle Fund, LLC

Statements of Changes in Net Assets

	For the Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Changes in Net Assets Resulting from Operations
Net investment loss, net of income taxes	$(5,545,588)	$(11,495,138)
Net realized gain from investments and other foreign currency denominated assets and liabilities, net of income taxes	28,357,886	34,528,593
Net change in unrealized appreciation/(depreciation) on investments and other foreign currency denominated assets and liabilities, net of income taxes	15,621,486	(26,658,627)
Net change in Net Assets Resulting from Operations	38,433,784	(3,625,172)

Distributions to investors
From net realized gains
Class A Units	—	(37,287,018)
Class I Units	—	(12,711,429)
Net change in net assets from distributions to investors	—	(49,998,447)

Change in Net Assets Resulting from Capital Transactions
Class A Units
Capital contributions	32,449,298	144,092,212
Reinvested distributions	—	34,743,961
Capital withdrawals	(19,808,682)	(15,182,471)
Total Class A Units Transactions	12,640,616	163,653,702

Class I Units
Capital contributions	33,430,535	71,236,557
Reinvested distributions	—	12,244,904
Capital withdrawals	(8,458,568)	(11,161,681)
Total Class I Units Transactions	24,971,967	72,319,780
Net Change in Net Assets Resulting from Capital Transactions	37,612,583	235,973,482

Total Net Increase in Net Assets	76,046,367	182,349,863

Net Assets
Beginning of year	805,987,920	623,638,057
End of year/period	$882,034,287	$805,987,920
Accumulated Net Investment Loss	$(17,185,372)	$(11,639,784)

Unit Activity
Class A Units
Capital contributions	2,481,636	10,458,142
Reinvested distributions	—	2,641,785
Capital withdrawals	(1,481,832)	(1,121,138)
Net Change in Class A Units Outstanding	999,804	11,978,789

Class I Units
Capital contributions	1,227,973	2,480,685
Reinvested distributions	—	448,407
Capital withdrawals	(301,683)	(395,458)
Net Change in Class I Units Outstanding	926,290	2,533,634

Total Change in Units Outstanding	1,926,094	14,512,423

See accompanying notes to financial statements.

3

CPG Carlyle Fund, LLC

Statement of Cash Flows (Unaudited)
For the Period Ended September 30, 2016

Cash Flows From Operating Activities
Net increase in net assets from operations	$38,433,784
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net investment loss allocated from CPG Carlyle Master Fund, LLC	2,747,456
Net realized gain on investments and other foreign currency allocated from CPG Carlyle Master Fund, LLC, net of income taxes	(28,357,886)
Net change in unrealized appreciation on investments and other foreign currency allocated from CPG Carlyle Master Fund, LLC, net of income taxes	(15,621,486)
Purchases of interests in CPG Carlyle Master Fund, LLC	(46,195,843)
Decrease in Assets:
Prepaid expenses and other assets	27,571
Increase/(Decrease) in Liabilities:
Payable to Adviser	(334)
Sub-placement agent fee payable	77,984
Transfer agent fees payable	182,497
Professional fees payable	302,243
Accounts payable and other accrued expenses	17,179
Net Cash Used in Operating Activities	(48,386,835)

Cash Flows from Financing Activities
Proceeds from capital contributions, including capital contributions received in advance	47,477,864
Payments for shares repurchased	(17,492,998)
Net Cash Provided by Financing Activities	29,984,866

Net change in Cash	(18,401,969)
Cash at beginning of period	18,933,969
Cash at end of period	$532,000

See accompanying notes to financial statements.

4

CPG Carlyle Fund, LLC

Financial Highlights
Class A Units

Per Unit Data and Ratios for a Unit of Beneficial Interest Outstanding Throughout the Year/Period

	For the Period Ended September 30, 2016 (Unaudited)		Year Ended March 31, 2016	Year Ended March 31, 2015	Period from June 1, 2013 (Commencement of Class A Units) to March 31, 2014
Per Unit Operating Performance:
Net Asset Value, beginning of year/period	$13.0043		$13.9624	$13.8068	$12.0000
Activity from investment operations:
Net investment loss	(0.0917)		(0.1378)	(0.1555)	(0.1416)
Net realized gain and unrealized appreciation on investments	0.6658		0.1041	1.0944	1.9786
Total from investment operations	0.5741		(0.0337)	0.9389	1.8370

Distributions to investors
From net realized gains	—		(0.9244)	(0.7833)	(0.0302)
Total distributions to investors	—		(0.9244)	(0.7833)	(0.0302)

Net Asset Value, end of year/period	$13.5784		$13.0043	$13.9624	$13.8068

Net Assets, end of year/period (in thousands)	$640,948		$600,847	$477,860	$231,901

Ratios/Supplemental Data:
Net investment loss	(1.46	%)(1)	(1.71%)	(1.89%)	(2.27	%)(1)
Gross Expenses (2)	2.24	%(1)	2.23%	2.15%	3.23	%(1)
Expense Recoupment/(Waiver)	—		—	0.15%	(0.65	%)(1)
Net Expenses (3)	2.24	%(1)	2.23%	2.30%	2.58	%(1)
Portfolio Turnover Rate (Master Fund)	0.00	%(4)	0.00%	0.00%	0.00	%(4)
Total Return (5)	4.41	%(4)	(0.32%)	7.05%	15.31	%(4)

(1)	Annualized for periods less than one full year.

(2)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recoupment by the Adviser.

(3)	Included in the above ratio are other expenses of 1.21% as of September 30, 2016, 0.49% as of March 31, 2016, 0.50% as of March 31, 2015 and 0.76% as of March 31, 2014.

(4)	Not annualized.

(5)

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges and redemption fees.

See accompanying notes to financial statements.

5

CPG Carlyle Fund, LLC

Financial Highlights
Class I Units

Per Unit Data and Ratios for a Unit of Beneficial Interest Outstanding Throughout the Year/Period

	For the Period Ended September 30, 2016 (Unaudited)		Year Ended March 31, 2016	Year Ended March 31, 2015	Period from July 1, 2013 (Commencement of Class I Units) to March 31, 2014
Per Unit Operating Performance:
Net Asset Value, beginning of year/period	$27.0556		$28.8752	$28.3826	$25.0000
Activity from investment operations:
Net investment loss	(0.0982)		(0.1717)	(0.1028)	(0.1521)
Net realized gain and unrealized appreciation on investments	1.3774		0.2716	2.2121	3.5649
Total from investment operations	1.2792		0.0999	2.1093	3.4128

Distributions to investors
From net realized gains	—		(1.9195)	(1.6167)	(0.0302)
Total distributions to investors	—		(1.9195)	(1.6167)	(0.0302)

Net Asset Value, end of year/period	$28.3348		$27.0556	$28.8752	$28.3826

Net Assets, end of year/period (in thousands)	$241,086		$205,141	$145,778	$44,548

Ratios/Supplemental Data:
Net investment loss	(0.86	%)(1)	(1.11%)	(1.28%)	(1.64	%)(1)
Gross Expenses (2)	1.64	%(1)	1.63%	1.55%	2.47	%(1)
Expense Recoupment/(Waiver)	—		—	0.15%	(0.49	%)(1)
Net Expenses (3)	1.64	%(1)	1.63%	1.70%	1.98	%(1)
Portfolio Turnover Rate (Master Fund)	0.00	%(4)	0.00%	0.00%	0.00	%(4)
Total Return (5)	4.73	%(4)	0.28%	7.70%	13.65	%(4)

(1)	Annualized for periods less than one full year.

(2)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recoupment by the Adviser.

(3)	Included in the above ratio are other expenses of 1.21% as of September 30, 2016, 0.49% as of March 31, 2016, 0.50% as of March 31, 2015 and 0.76% as of March 31, 2014.

(4)	Not annualized.

(5)

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges and redemption fees.

See accompanying notes to financial statements.

6

CPG Carlyle Fund, LLC

Notes to Financial Statements (Unaudited)
September 30, 2016

1.	ORGANIZATION

CPG Carlyle Fund, LLC (the “Fund”) was organized as a Delaware limited liability company on October 23, 2012. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a closed-end, non-diversified management investment company. The Fund commenced operations on June 1, 2013. The Fund’s investment objective is to seek attractive long-term capital appreciation. In pursuing its investment objective, the Fund intends to invest all of its assets in limited liability company interests (“Interests”) in CPG Carlyle Master Fund, LLC (the “Master Fund”), a limited liability company organized under the laws of the State of Delaware, which is also registered under the 1940 Act. The Master Fund expects to invest predominantly (generally, at least 80% of its invested capital including unfunded commitments) in the multiple alternative investment funds (“Investment Funds”) co-investments and direct investments (“Direct Investments”) sponsored by The Carlyle Group L.P. and its affiliates (“Carlyle”) with an emphasis on private equity funds. The Fund’s and Master Fund’s investment adviser is Central Park Advisers, LLC (the “Adviser”), a Delaware limited liability company registered under the Investment Advisers Act of 1940, as amended. Effective August 3, 2015 the Fund changed its name from CPG Carlyle Private Equity Fund, LLC.

Subject to the requirements of the 1940 Act, the business and affairs of the Fund shall be managed under the direction of the Fund’s Board of Directors (the “Board,” with an individual member referred to as a “Director”). The Board shall have the right, power and authority, on behalf of the Fund and in its name, to do all things necessary and proper to carry out its duties under the Fund’s Limited Liability Company Agreement, as amended and restated from time to time. Each Director shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a Delaware corporation, and each Director who is not an “interested person” (as defined in the 1940 Act) of the Fund shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a closed-end management investment company registered under the 1940 Act that is organized as a Delaware corporation who is not an “interested person” of such company. No Director shall have the authority individually to act on behalf of or to bind the Fund except within the scope of such Director’s authority as delegated by the Board. The Board may delegate the management of the Fund’s day-to-day operations to one or more officers or other persons (including, without limitation, the Adviser), subject to the investment objective and policies of the Fund and to the oversight of the Board. The Directors have engaged the Adviser to be responsible for the day-to-day management of the Fund.

As of September 30, 2016, the Fund owned 100.00% of the Interests in the Master Fund with the Adviser owning an amount which rounded to less than 0.00%.

The Fund’s term is perpetual unless it is otherwise dissolved under the terms of its formation documents.

The Fund offers two classes of Units, Class A Units and Class I Units, which differ in their respective sales load (the “Placement Fee”) and Sub-Placement Agent Fee (as defined below). Each class of Units may be purchased as of the first business day of each month based upon their respective then current net asset values. Class A Unit Investors may be charged a Placement Fee up to a maximum of 3.50% on the amount they invest. No placement fee will be charged on purchases of Class I Units. Class A Units are subject to an ongoing fee (the “Sub-Placement Agent Fee”) at an annualized rate of 0.60% of the aggregate net assets of the Fund attributable to Class A Units. Class I Units are not subject to the Sub-Placement Agent Fee.

The Fund’s financial statements should be read in conjunction with the Master Fund’s financial statements, which are included as Appendix A.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Master Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

7

CPG Carlyle Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
September 30, 2016

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Tax Information: It is the Fund’s policy to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund’s policy is to comply with the provisions of the Code applicable to RICs and to distribute to its investors substantially all of its distributable net investment income and net realized gain on investments. In addition, the Fund intends to make distributions to avoid excise taxes. Accordingly, no provision for federal income or excise tax has been recorded in these financial statements.

The Fund has adopted a tax year end of September 30 (“Tax Year”). As such, the Fund’s tax basis capital gains and losses will only be determined at the end of each Tax Year. Accordingly, tax basis distributions made during the 12 month period ended March 31, 2017, but after the Tax Year ended September 30, 2016 will be reflected in the financial statement footnotes for the fiscal year ended March 31, 2017.

Management evaluates the tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current year. Tax years 2016, 2015 and 2014 remain subject to examination by the U.S. taxing authorities. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the period ended September 30, 2016, the Fund did not incur any interest or penalties.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of the federal income and excise tax provisions impacting RICs, including simplification provisions on asset diversification and qualifying income tests, provisions aimed at preserving the character of the distributions made by the RIC and coordination of the income and excise tax distribution requirements, and provisions for allowing unlimited years carryforward for capital losses.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gains or loss items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

There were no distributions paid for the period ended September 30, 2016.

Cash: Cash consists of monies held at UMB Bank, N.A. (the “Custodian”). Such cash exceeds federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Fund.

Allocations from the Master Fund: In accordance with U.S. GAAP, the Fund, as the holder of Interests in the Master Fund, records in its financial statements its allocated portion of income, expense, realized gains and losses and unrealized appreciation and depreciation in the Master Fund.

Investment Transactions: Expenses that are specifically attributed to the Fund are accrued and charged to the Fund. Although the Fund bears its proportionate share of the management fees paid by the Master Fund, the Fund pays no direct management fee to the Adviser.

Dividends and distributions to unit holders: Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. The Fund records dividends and distributions to its unit holders on ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per Unit of the Fund.

8

CPG Carlyle Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
September 30, 2016

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Multiple Classes of Units: All Investors bear the common expenses of the Fund. Dividends are declared separately for each class. Income, non-class specific expenses and realized and unrealized gains and losses are allocated monthly to each class of Units based on the value of total Units outstanding of each class, without distinction between Unit classes. Expenses attributable to a particular class of Units, such as Sub-Placement Agent Fee, are allocated directly to that class.

Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Fair Value of Financial Instruments: The fair value of the Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities.

3.	RELATED PARTY TRANSACTIONS AND OTHER

During the period ended September 30, 2016, the Adviser was due $7,339 for expense payments made on behalf of the Fund and it is included in Payable to Adviser in the Statement of Assets and Liabilities.

Pursuant to a license agreement between Carlyle Investment Management, L.L.C. and the Adviser (the “License Agreement”), the Adviser is permitted to use the mark “Carlyle” in connection with the offering, marketing, promotion, management and operation of the Fund. The Adviser believes that the Fund has benefitted and will continue to benefit from the License Agreement, in accordance with its terms. Nonetheless the Adviser will not seek reimbursement or payment from the Fund for any amounts thereunder.

Effective January 1, 2016, each member of the Board who is not an “interested person” of the Fund (the “Directors”), as defined by the 1940 Act, receives an annual retainer of $12,000 (pro rated for partial years) plus a fee of $1,000 for each meeting attended and $500 for each meeting by phone. Through December 31, 2015 each Independent Director received an annual retainer of $10,000 plus a fee of $500 for each meeting attended and a fee of $250 for each meeting by phone. All members of the Board are reimbursed for their reasonable out-of-pocket expenses. Total amounts expensed by the Fund related to Directors for the period ended September 30, 2016 were $30,266.

During the six month period ended September 30, 2016, the Fund incurred a portion of the annual compensation of the Fund’s Chief Compliance Officer in the amount of $5,000 which is included in the Statement of Operations.

Certain Officers and Directors of the Fund are also Officers of the Adviser and CPG TCG and are registered representatives of Foreside Fund Services, LLC.

4.	ADMINISTRATION, CUSTODIAN FEES AND DISTRIBUTION

UMB Fund Services, Inc., serves as administrator (the “Administrator”) to the Fund and provides certain accounting, administrative, record keeping and investor related services. For its services, the Fund pays an annual fee to the Administrator based upon average net assets, subject to certain minimums. For the period ended September 30, 2016, the total administration fees were $13,250 which is included as accounting and administration fees in the Statement of Operations, of which $13,250 was payable and is included as accounting and administration fees payable in the Statement of Assets and Liabilities at September 30, 2016.

The Custodian is an affiliate of the Administrator and serves as the primary custodian of the assets of the Fund.

9

CPG Carlyle Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
September 30, 2016

4.	ADMINISTRATION, CUSTODIAN FEES AND DISTRIBUTION (continued)

Foreside Fund Services, LLC (the “Placement Agent”) acts as the placement agent of the Fund’s Units. Under the terms of the Placement Agent Agreement, the Placement Agent is authorized to retain sub-placement agents for distribution services and to provide related sales support services to Investors. The Fund pays a quarterly Sub-Placement Agent Fee out of the net assets of Class A Units at the annual rate of 0.60% of the aggregate net asset value of Class A Units, determined and accrued as of the last day of each calendar month (before any repurchases of Class A Units). The Sub-Placement Agent Fee is charged on an aggregate class-wide basis, and Investors in Class A Units will be subject to the Sub-Placement Agent Fee regardless of how long they have held their Class A Units. The Sub-Placement Agent Fee is paid to the Placement Agent to reimburse it for payments made to sub-placement agents. Payment of the Sub-Placement Agent Fee is governed by the Fund’s Distribution Plan, which was adopted by the Fund, pursuant to the conditions of the exemptive order issued by the Securities and Exchange Commission (“SEC”), with respect to Class A Units in compliance with Rule 12b-1 under the 1940 Act. For the period ended September 30, 2016, the total Sub-Placement Agent Fee was $1,885,679, of which $985,997 was payable at September 30, 2016.

5.	REPURCHASE OF UNITS

Investors do not have the right to require the Fund to redeem their Units. To provide a limited degree of liquidity to Investors, the Fund may, from time to time, offer to repurchase Units pursuant to written tenders by Investors. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Units, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser anticipates that, it will recommend to the Board that the Fund offer to repurchase Units from Investors on a quarterly basis, with such repurchases to occur as of the last day of March, June, September and December (or, if any such date is not a business day, on the immediately preceding business day). The Adviser also expects that, generally, it will recommend to the Board that each repurchase offer should apply to up to 5% of the net assets of the Fund. Each repurchase offer will generally commence approximately 100 days prior to the applicable repurchase date. Since all or substantially all of the Fund’s assets will be invested in the Master Fund, the Fund does not expect to conduct a repurchase offer of Units unless the Master Fund contemporaneously conducts a repurchase offer of its interests.

A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of Units from an Investor at any time prior to the day immediately preceding the first anniversary of the Investor’s purchase of such Units. Such repurchase fee will be retained by the Fund and will benefit the Fund’s remaining investors.

6.	INDEMNIFICATION

Under the Fund’s organizational documents, its officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnification or warranties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7.	SUBSEQUENT EVENTS

Subsequent events after September 30, 2016 have been evaluated through the date the financial statements were issued. Subscriptions into the Fund for October 1, 2016 and November 1, 2016, equaled $3,972,185 and $3,480,500 for Class A Units and $1,040,000 and $1,805,000 for Class I Units, respectively.

10

CPG Carlyle Fund, LLC

Other Information (Unaudited)
September 30, 2016

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling (collect) 1-212-317-9200 and on the SEC’s website at http://www.sec.gov.

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund (collect) at 1-212-317-9200 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

Disclosure of Portfolio Holdings: The Fund files a Form N-Q with the Securities and Exchange Commission (the “SEC”) no more than sixty days after the Fund’s first and third fiscal quarters of each fiscal year. For the Fund, this would be for the fiscal quarters ending June 30 and December 31. Form N-Q includes a complete schedule of the Fund’s portfolio holdings as of the end of those fiscal quarters. The Fund’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).

11

CPG Carlyle Master Fund, LLC

(formerly CPG Carlyle Private Equity Master Fund, LLC)

Consolidated Financial Statements
(Unaudited)

For the Period from April 1, 2016
to September 30, 2016

CPG Carlyle Master Fund, LLC

Table of Contents
For the Period from April 1, 2016 to September 30, 2016 (Unaudited)

Consolidated Schedule of Investments	1-4
Consolidated Statement of Assets and Liabilities	5
Consolidated Statement of Operations	6
Consolidated Statements of Changes in Net Assets	7
Consolidated Statement of Cash Flows	8
Consolidated Financial Highlights	9
Notes to Consolidated Financial Statements	10-17
Other Information	18

CPG Carlyle Master Fund, LLC

Consolidated Schedule of Investments (Unaudited)
September 30, 2016

Investment Funds — 65.66%	Geographic Region	Cost	Fair Value
Co-Investments — 5.89%
Carlyle ECI Coinvestment, L.P. [a]	North America	$3,015,557	$3,545,061
Carlyle Havasu Coinvestment, L.P. [a]	North America	7,235,350	6,796,012
Carlyle Interlink Coinvestment, L.P. [a]	North America	3,429,322	1,922,993
Carlyle RDSL Coinvestment, L.P. [a]	South America	13,527,438	19,708,149
Carlyle Sapphire Partners, L.P. [a]	North America	9,180,000	9,055,550
CEMOF II Master Co-Investment Partners, L.P. [a]	North America	3,687,115	3,687,115
CSP III Canaveral Co-investment (Cayman), L.P. [a]	North America	4,128,441	4,478,125
CSP III Magellan Co-investment (Cayman), L.P. [a]	North America	4,082,566	2,385,295
Riverstone Fieldwood Fund, L.P. [a]	North America	305,477	490,557
Total Co-Investments		48,591,266	52,068,857

Primary Investments — 10.92%
Carlyle Asia Partners IV, L.P. [a]	Asia/Pacific	30,441,735	32,477,165
Carlyle Europe Technology Partners III, L.P. [a]	Europe	10,609,669	10,513,279
Carlyle Global Financial Services Partners II, L.P. [a]	Global	27,099,650	24,878,203
Carlyle International Energy Partners, L.P. [a]	Global	7,116,987	6,927,243
Carlyle Partners VI, L.P. [a]	North America	10,000,845	9,994,611
Carlyle Strategic Partners III, L.P. [a]	North America	9,703,301	9,540,928
JLL Partners Fund VII, L.P. [a]	North America	2,722,772	2,139,905
Total Primary Investments		97,694,959	96,471,334

Secondary Investments — 48.85%
Aberdeen Venture Partners IV, L.P. [a]	North America	317,808	673,844
Audax Private Equity Fund, L.P. [a]	North America	22,196	38,052
Brazil Buyout Coinvestment, L.P. [a]	South America	172,575	179,238
Caliburn Strategic Fund [a]	Europe	483,216	734,561
Carlyle Asia Growth Partners III, L.P. [a]	Asia/Pacific	2,744,180	1,151,713
Carlyle Asia Growth Partners III Coinvestment, L.P. [a]	Asia/Pacific	132,283	214,417
Carlyle Asia Growth Partners IV, L.P. [a]	Asia/Pacific	36,160,692	37,565,209
Carlyle Asia Growth Partners IV Coinvestment, L.P. [a]	Asia/Pacific	1,590,072	1,541,448
Carlyle Asia Partners II, L.P. [a]	Asia/Pacific	7,595,841	4,439,748
Carlyle Asia Partners II Coinvestment, L.P. [a]	Asia/Pacific	3,768,066	1,288,361
Carlyle Asia Partners III, L.P. [a]	Asia/Pacific	7,964,516	14,858,913
Carlyle Asia Partners III Coinvestment, L.P. [a]	Asia/Pacific	1,031,832	1,254,403
Carlyle Energy Mezzanine Opportunities Fund, L.P. [a]	North America	4,163,205	5,096,225
Carlyle Europe Partners II, L.P. [a]	Europe	2,975,557	1,194,674
Carlyle Europe Partners II Coinvestment, L.P. [a]	Europe	1,157,641	703,715
Carlyle Europe Partners II Investment Holdings, L.P. - Ensus II [a]	Europe	177,513	112,650
Carlyle Europe Partners III, L.P. [a]	Europe	5,238,698	4,617,836
Carlyle Europe Partners III Investment Holdings, L.P. [a]	Europe	5,749,929	5,076,681
Carlyle Europe Technology Partners, L.P. [a]	Europe	—	475,540
Carlyle Europe Technology Partners Coinvestment, L.P. [a]	Europe	11,411	18,262

CPG Carlyle Master Fund, LLC

Consolidated Schedule of Investments (Unaudited) (Continued)
September 30, 2016

Investment Funds — 65.66% (Continued)	Geographic Region	Cost	Fair Value
Carlyle Europe Technology Partners II Coinvestment, L.P. [a]	Europe	$320,783	$131,981
Carlyle Global Financial Services Partners, L.P. [a]	Global	55,777,580	87,116,223
Carlyle Global Financial Services Partners Coinvestment, L.P. [a]	Global	1,048,185	1,256,887
Carlyle Global Financial Services Partners II Coinvestment, L.P. [a]	Global	35,434	279,143
Carlyle Infrastructure Partners, L.P. [a]	North America	20,872,275	19,505,116
Carlyle Japan Partners Coinvestment, L.P. [a]	Asia/Pacific	55,223	150,853
Carlyle Japan Partners II, L.P. [a]	Asia/Pacific	7,585,647	10,574,989
Carlyle Japan Partners II Coinvestment, L.P. [a]	Asia/Pacific	1,318,413	992,958
Carlyle Mezzanine Partners II, L.P. [a]	North America	10,063,884	11,662,317
Carlyle Partners IV, L.P. [a]	North America	—	1,477,126
Carlyle Partners IV Coinvestment, L.P. [a]	North America	668,039	499,853
Carlyle Partners V, L.P. [a]	North America	79,848,625	75,440,145
Carlyle Partners V Coinvestment, L.P. [a]	North America	6,859,549	4,967,407
Carlyle Partners V Coinvestment (Cayman), L.P. [a]	North America	2,005,760	540,174
Carlyle Partners VI [a]	North America	2,124,599	2,498,655
Carlyle Partners VI Coinvestment A, L.P. [a]	North America	7,256	2,349
Carlyle Partners VI Coinvestment A (Cayman), L.P. [a]	North America	318,547	381,432
Carlyle/Riverstone Global Energy and Power Fund II [a]	North America	865,652	642,193
Carlyle/Riverstone Global Energy and Power Fund III [a]	North America	4,202,730	2,424,304
Carlyle Strategic Partners II, L.P. [a]	North America	8,037,611	7,051,461
Carlyle Strategic Partners II Coinvestment, L.P. [a]	North America	685,257	491,351
Carlyle Strategic Partners III Coinvestment, L.P. [a]	North America	456,662	437,105
Carlyle U.S. Equity Opportunity Fund [a]	North America	1,341,408	1,174,738
Carlyle U.S. Equity Opportunity Fund Coinvestment, L.P. [a]	North America	125,834	116,096
Carlyle Venture Partners II Coinvestment, L.P. [a]	North America	248,620	464,477
Carlyle Venture Partners III Coinvestment, L.P. [a]	North America	407,442	336,639
Cerberus Asia Partners, L.P. Series Two [a]	Asia/Pacific	1,419,207	2,073,399
Cerberus Institutional Overseas III, Ltd. [a]	North America	428,787	567,210
Cerberus Institutional Partners III, L.P. [a]	North America	2,401,794	3,195,766
Cerberus International SPV, Ltd. Class g-8 [a]	North America	8,386,693	8,464,495
ComVentures V, L.P. [a]	North America	19,481	33,318
JLL Partners Fund V, L.P. [a]	North America	23,164,780	21,633,295
Lightspeed Venture Partners VI, L.P. [a]	North America	82,786	141,619
MENA Coinvestment, L.P. [a]	North America	405,042	353,467
Mexico Coinvestment, L.P. [a]	North America	3,423	109,331
New Enterprise Associates 9, L.P. [a]	North America	73,137	112,375
Newport Global Opportunities Fund, L.P. [a]	North America	30,441,716	36,579,096
Riverstone/Carlyle Global Energy and Power Fund IV [a]	North America	9,687,103	6,774,300
Riverstone/Carlyle Renewable and Alternative Energy Fund II, L.P. [a]	North America	2,232,155	2,878,378
Riverstone Global Energy and Power Fund V [a]	North America	11,556,689	9,671,657
Sevin Rosen Fund VIII L.P. [a]	North America	26,494	44,648
Three Arch Capital, L.P. [a]	North America	137,415	211,172
Twin Haven Special Opportunities II Liquidating Trust [a]	North America	1,026,674	1,475,784

CPG Carlyle Master Fund, LLC

Consolidated Schedule of Investments (Unaudited) (Continued)
September 30, 2016

Investment Funds — 65.66% (Continued)	Geographic Region	Cost	Fair Value
Varde Investment Partners LP [a]	North America	$22,590	$42,895
Venture Lending & Leasing III, LLC [a]	North America	96,800	177,498
WLR Recovery IV, L.P. [a]	North America	18,281,610	25,377,345
Total Secondary Investments		396,632,622	431,768,510
Total Investment Funds		$542,918,847	$580,308,701

Direct Investments — 0.22%
Interlink Maritime Corp.	North America	$3,414,224	$1,946,108
Total Direct Investments		3,414,224	1,946,108
Total Investments		$546,333,071	$582,254,809

Short-Term Investments — 41.85%	Cost	Fair Value
Fidelity Institutional Money Market Portfolio, Class I, 0.31% [b]	$79,108,069	$79,108,069
Fidelity Institutional Prime Money Market Portfolio, Class I, 0.44% [b]	72,683,840	72,683,840
Goldman Sachs Financial Square Money Market Fund, Class I, 0.44% [b]	72,683,840	72,683,840
Morgan Stanley Institutional Liquidity Fund, Class I, 0.22% [b]	45,926	45,926
Wells Fargo Advantage Cash Investment Money Market Fund, Class Select, 0.51% [b]	72,683,840	72,683,840
Wells Fargo Advantage Heritage Money Market Fund, Class Select, 0.51% [b]	72,683,840	72,683,840
Total Short-Term Investments	$369,889,355	$369,889,355

Total Investments — 107.73%	$916,222,426	$952,144,164
Liabilities in excess of other assets — (7.73%)		(68,304,100)
Net Assets — 100.00%		$883,840,064

[a]	Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale.

[b]	The rate shown is the annualized 7-day yield as of September 30, 2016.

CPG Carlyle Master Fund, LLC

Consolidated Schedule of Investments (Unaudited) (Continued)
September 30, 2016

Investments as of September 30, 2016

Private Equity Type	Percent of Total Net Assets
Investment Funds
Co-Investments	5.89%
Primary Investments	10.92%
Secondary Investments	48.85%
Total Investment Funds	65.66%
Direct Investments	0.22%
Total Direct Investments	0.22%
Short-Term Investments	41.85%
Total Short-Term Investments	41.85%
Total Investments	107.73%
Liabilities in excess of other assets	(7.73%)
Total Net Assets	100.00%

See accompanying notes to financial statements.

CPG Carlyle Master Fund, LLC

Consolidated Statement of Assets and Liabilities (Unaudited)
September 30, 2016

Assets
Investments, at fair value (cost $546,333,071)	$582,254,809
Short-term investments, at fair value (cost $369,889,355)	369,889,355
Cash	1,244,521
Cash denominated in foreign currencies (cost $7,757,985)	7,698,620
Receivable for distributions from Investment Funds	2,550,195
Income tax receivable	84,348
Prepaid expenses and other assets	7,078
Total Assets	963,728,926

Liabilities
Capital contributions received in advance	5,038,407
Payable for investments purchased, not yet settled	54,308,140
Payable for shares repurchased	17,124,632
Payable to Adviser	2,644,078
Professional fees payable	499,366
Accounts payable and other accrued expenses	274,239
Total Liabilities	79,888,862
Net Assets	$883,840,064

Composition of Net Assets
Paid in capital	$785,854,723
Accumulated net investment loss	(15,991,337)
Accumulated net realized gain from investments and other foreign currency denominated assets and liabilities, net of income taxes	75,435,467
Accumulated net change in unrealized appreciation on investments and other foreign currency denominated assets and liabilities, net of income taxes	38,541,211
Net Assets	$883,840,064

See accompanying notes to financial statements.

CPG Carlyle Master Fund, LLC

Consolidated Statement of Operations (Unaudited)
For the Period Ended September 30, 2016

Investment Income
Dividend income	$3,147,453
Interest income	187,120
3,334,573
Expenses
Management fee	5,163,875
Professional fees	537,759
Accounting and administration fees	261,694
Directors' and Officer fees	35,266
Other fees	83,435
Net Expenses	6,082,029

Net Investment Loss	(2,747,456)

Net Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Other Foreign Currency Denominated Assets and Liabilities
Net realized gain/(loss) from:
Investments	29,438,400
Foreign currency	46,702
Income tax expense	(1,127,216)
Net change in unrealized appreciation/(depreciation) on:
Investments	15,162,198
Foreign currency	(63,756)
Income tax expense	523,044
Net Realized Gain and Change in Unrealized Appreciation on Investments and Other Foreign Currency Denominated Assets and Liabilities	43,979,372

Net Increase in Net Assets Resulting from Operations	$41,231,916

See accompanying notes to financial statements.

CPG Carlyle Master Fund, LLC

Consolidated Statements of Changes in Net Assets

	For the Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Changes in Net Assets Resulting from Operations
Net investment loss	$(2,747,456)	$(6,369,151)
Net realized gain from investments and other foreign currency denominated assets and liabilities, net of income taxes	28,357,886	34,528,593
Net change in unrealized appreciation/(depreciation) on investments and other foreign currency denominated assets and liabilities, net of income taxes	15,621,486	(26,658,627)
Net Change in Net Assets Resulting from Operations	41,231,916	1,500,815

Change in Net Assets Resulting from Capital Transactions
Capital contributions	63,688,776	207,547,566
Capital withdrawals	(28,264,789)	(26,344,152)
Net Change in Net Assets Resulting from Capital Transactions	35,423,987	181,203,414

Total Net Increase in Net Assets	76,655,903	182,704,229

Net Assets
Beginning of year	807,184,161	624,479,932
End of year/period	$883,840,064	$807,184,161
Accumulated Net Investment Loss	$(15,991,337)	$(13,243,881)

See accompanying notes to financial statements.

CPG Carlyle Master Fund, LLC

Consolidated Statement of Cash Flows (Unaudited)
For the Period Ended September 30, 2016

Cash Flows From Operating Activities
Net increase in net assets resulting from operations	$41,231,916
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized gain from investments	(29,438,400)
Net change in unrealized appreciation on investments	(15,162,198)
Purchases of investments	(95,053,759)
Capital distributions received from Investment Funds	99,801,969
Net purchases of short-term investments	(81,141,458)
(Increase)/Decrease in Assets:
Receivable for distributions from Investment Funds	(1,997,582)
Income tax receivable	604,172
Prepaid expenses and other assets	64,281
Increase in Liabilities:
Payable for investments purchased, not yet settled	32,842,826
Payable to Adviser	238,324
Professional fees payable	241,110
Accounts payable and other accrued expenses	138,329
Net Cash Used in Operating Activities	(47,630,470)

Cash Flows from Financing Activities:
Proceeds from capital contributions, including capital contributions received in advance	68,727,183
Payments for shares repurchased	(17,492,927)
Net Cash Provided by Financing Activities	51,234,256

Net change in Cash	3,603,786
Cash at beginning of period	5,339,355
Cash at end of period	$8,943,141

See accompanying notes to financial statements.

CPG Carlyle Master Fund, LLC

Consolidated Financial Highlights

	For the Period Ended September 30, 2016 (Unaudited)		Year Ended March 31, 2016	Year Ended March 31, 2015	Period from June 1, 2013 (Commencement of Operations) to March 31, 2014
Net Assets:
Net Assets, end of year/period (in thousands)	$883,840		$807,184	$624,480	$276,698

Ratios/Supplemental Data:
Net Investment Loss	(0.64	%)(1)	(0.86%)	(1.02%)	(1.60	%)(1)
Gross Expenses (2)	1.42	%(1)	1.38%	1.39%	2.11	%(1)
Expense Recoupment/(Waiver)	—		—	0.05%	(0.19	%)(1)
Net Expenses (3)	1.42	%(1)	1.38%	1.44%	1.92	%(1)
Portfolio Turnover Rate	0.00	%(4)	0.00%	0.00%	0.00	%(4)
Total Return (5)	4.83	%(4)	0.54%	8.01%	15.92	%(4)

(1)	Annualized for periods less than one full year.

(2)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursement and/or expense recoupment by the Adviser.

(3)	Included in the above ratio are other expenses of 0.21% as of September 30, 2016, 0.25% as of March 31, 2016, 0.23% as of March 31, 2015 and 0.70% as of March 31, 2014.

(4)	Not annualized.

(5)

Total investment return reflects the changes in net asset value based on the effects of the performance of the Master Fund during the year/period and adjusted for cash flows related to capital contributions during the year/period. Total returns shown exclude the effect of applicable sales charges and redemption fees.

See accompanying notes to financial statements.

CPG Carlyle Master Fund, LLC

Consolidated Notes to Financial Statements (Unaudited)
September 30, 2016

1.	ORGANIZATION

CPG Carlyle Master Fund, LLC (the “Master Fund”) was organized as a Delaware limited liability company on October 23, 2012. The Master Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a closed-end, non-diversified management investment company. The Master Fund commenced operations on June 1, 2013. CPG TCG Acquisition Fund, LLC (“CPG TCG”) a wholly owned entity is consolidated in the Master Fund’s financial statements. The Master Fund’s investment adviser is Central Park Advisers, LLC (the “Adviser”), a Delaware limited liability company registered under the Investment Advisers Act of 1940, as amended. The Master Fund’s investment objective is to seek attractive long-term capital appreciation. The Master Fund seeks to achieve its investment objective by investing predominantly (generally, at least 80% of its invested capital including unfunded commitments) in multiple alternative investment funds (“Investment Funds”) Co-Investments and direct investments (“Direct Investments”) sponsored by The Carlyle Group L.P. and its affiliates (“Carlyle”) with an emphasis on private equity funds. Effective August 3, 2015 the Master Fund changed its name from CPG Carlyle Private Equity Master Fund, LLC.

Subject to the requirements of the 1940 Act, the business and affairs of the Master Fund shall be managed under the direction of the Master Fund’s Board of Directors (the “Board,” with an individual member referred to as a “Director”). The Board shall have the right, power and authority, on behalf of the Fund and in its name, to do all things necessary and proper to carry out its duties under the Master Fund’s Limited Liability Company Agreement, as amended and restated from time to time. Each Director shall be vested with the same powers, authority and responsibilities on behalf of the Master Fund as are customarily vested in each director of a Delaware corporation, and each Director who is not an “interested person” (as defined in the 1940 Act) of the Master Fund shall be vested with the same powers, authority and responsibilities on behalf of the Master Fund as are customarily vested in each director of a closed-end management investment company registered under the 1940 Act that is organized as a Delaware corporation who is not an “interested person” of such company. No Director shall have the authority individually to act on behalf of or to bind the Master Fund except within the scope of such Director’s authority as delegated by the Board. The Board may delegate the management of the Master Fund’s day-to-day operations to one or more officers or other persons (including, without limitation, the Adviser), subject to the investment objective and policies of the Master Fund and to the oversight of the Board. The Directors have engaged the Adviser to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Master Fund.

The Master Fund is a master investment portfolio in a master-feeder structure. CPG Carlyle Fund, LLC (the “Feeder Fund”) invests substantially all of its assets in the limited liability company interests (“Interests”) of the Master Fund. As of September 30, 2016, the Feeder Fund owns 100.00% of the Master Fund’s Interests with the Adviser owning an amount which rounded to less than 0.00%.

Interests are generally offered as of the first business day of each calendar month. Purchase proceeds do not represent the Master Fund’s capital or become the Master Fund’s assets until the first business day of the relevant calendar month.

The Master Fund’s term is perpetual unless it is otherwise dissolved under the terms of its formation documents.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Master Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

The following is a summary of significant accounting policies followed by the Master Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Federal Tax Information: It is the Master Fund’s policy to be classified as a partnership for U.S. federal income tax purposes. Each investor of the Master Fund is treated as the owner of its allocated share of the net assets, income, expenses and the realized and unrealized gains or losses of the Master Fund. The Master Fund is expected to incur taxable income upon realization of some of its investments. Accordingly, an allowance has been established in the amount the Master Fund expects to incur. For the period ended September 30, 2016, the total income tax expense was increased by $604,172 which is included in the Statement of Operations. As of September 30, 2016, the Master Fund had a deferred tax asset of $84,348 which is included in the Statement of Assets and Liabilities. No other U.S. federal, state or local income taxes are paid by the Master Fund on the income or gains of the Master Fund since the investors are individually liable for the taxes on their allocated share of such income or gains of the Master Fund.

CPG Carlyle Master Fund, LLC

Consolidated Notes to Financial Statements (Unaudited) (Continued)
September 30, 2016

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

The Master Fund has adopted a tax year end of September 30. The Master Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Master Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2016, the tax years from the year 2014 forward remain subject to examination by the major tax jurisdictions under the statute of limitations.

Management evaluates the tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Master Fund would be recorded as a tax benefit or expense in the current year. The Master Fund has not recognized any tax liability for unrecognized tax benefits or expenses. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended September 30, 2016, the Master Fund did not incur any interest or penalties.

Cash: Cash denominated in foreign currencies consist of monies held at UMB Bank, N.A. (the “Custodian”). Such cash exceeds federally insured limits. The Master Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Master Fund.

Short-Term Investments: Short-term investments represent investments in money market funds and are recorded at net asset value per share which approximates fair value.

Investment Transactions: The Master Fund accounts for realized gains and losses from its Investment Funds based upon the pro-rata ratio of the fair value and cost of the underlying investments at the date of redemption. Dividend and interest income and expenses are recorded on the accrual basis. Distributions from Investment Funds will be received as underlying investments of the Investment Funds are liquidated. Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from the Investment Funds cannot be determined. It is estimated that distributions will occur over the life of the Investment Funds.

Foreign Currency: Investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investments and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Master Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Master Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments at period end, resulting from changes in exchange rates.

Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Fair Value of Financial Instruments: The fair value of the Master Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities.

3.	PORTFOLIO VALUATION

Fair value is defined as the value that the Master Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Under U.S. GAAP, a three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset

CPG Carlyle Master Fund, LLC

Consolidated Notes to Financial Statements (Continued)
March 31, 2016

or liability based on market data obtained from sources independent of the Master Fund. Unobservable inputs reflect the Master Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

●	Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

●

Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. For investments measured at net asset value (“NAV”) as of the measurement date, included in this category are investments that can be withdrawn by the Master Fund at NAV as of the measurement date, or within one year from measurement date.

●

Level 3 — significant unobservable inputs for the financial instrument (including the Master Fund’s own assumptions in determining the fair value of investments). For investments measured at NAV as of the measurement date, included in this category are investments for which the Master Fund does not have the ability to redeem at NAV as of the measurement date due to holding periods greater than one year from the measurement date.

U.S. GAAP requires that investments are classified within the level of the lowest significant input considered in determining fair value. In evaluating the level at which the Master Fund’s investments have been classified, the Master Fund has assessed factors including, but not limited to, price transparency and the existence or absence of certain restrictions at the measurement date. The Master Fund has assessed the following factors in determining the fair value hierarchy of its investments in Investment Funds:

The private equity Investment Funds are generally restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Master Fund may not be able to resell some of its investments for extended periods, which may be several years. The types of private equity Investment Funds that the Master Fund may make include primary, secondary and co-investments. Co-investments (the “Co-investments”) represent opportunities to invest in specific portfolio companies that are typically made alongside an Investment Fund. Primary investments (the “Primary Investments”) are investments in newly established private equity funds. Secondary investments (the “Secondary Investments”) are investments in existing private equity funds that are acquired in privately negotiated transactions. Investment Funds subject to holding periods greater than one year are classified as Level 3 assets.

CPG Carlyle Master Fund, LLC

Consolidated Notes to Financial Statements (Unaudited) (Continued)
September 30, 2016

3.	PORTFOLIO VALUATION (continued)

The NAV of the Master Fund is determined by, or at the direction of, the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined, from time to time, pursuant to policies established by the Board. The Master Fund’s investments are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. The Master Fund’s Valuation Committee (the “Committee”) oversees the valuation process of the Master Fund’s investments. The Committee meets on a monthly basis and reports to the Board on a quarterly basis. The Master Fund’s investments in Investment Funds are carried at fair value which generally represents the Master Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Master Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Master Fund values its portfolio. The Adviser has assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place and subscription and redemption activity. The Adviser and/or the Board will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements. (See Schedule of Investments)

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

The Master Fund may also make Direct Investments, which are interests in securities issued by operating companies and are typically made as investments alongside a private equity fund. With respect to valuation of Direct Investments, they are fair valued typically by reference to the valuation utilized by the corresponding private equity fund.

In May 2015 the FASB issued Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), modifying Accounting Standards Codification 946 Financial Services – Investment Companies. Under the modifications, investments in affiliated and private investment funds valued at NAV are no longer included in the fair value hierarchy. The Master Fund elected to early adopt and retroactively apply ASU 2015-07. As a result of adopting ASU 2015-07, investments in Investment Funds with a fair value of $580,308,701 are excluded from the fair value hierarchy as of September 30, 2016.

The following table represents the investments carried at fair value on the Statement of Assets and Liabilities by level within the valuation hierarchy as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
Investments
Direct Investments	$—	$—	$1,946,108	$1,946,108
Short-term investments	369,889,355	—	—	369,889,355
Total	$369,889,355	$—	$1,946,108	$371,835,463

CPG Carlyle Master Fund, LLC

Consolidated Notes to Financial Statements (Unaudited) (Continued)
September 30, 2016

3.	PORTFOLIO VALUATION (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Direct Investments	Total
Balance as of April 1, 2016	$1,500,000	$1,500,000
Gross Contributions	414,224	414,224
Gross Distributions	—	—
Realized Gain	—	—
Unrealized Appreciation/(Depreciation)	31,884	31,884
Balance as of September 30, 2016	$1,946,108	$1,946,108

The Master Fund recognizes transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 for the period ended September 30, 2016.

The amount of the net unrealized appreciation for the period ended September 30, 2016 relating to investments in Level 3 assets still held at September 30, 2016 is $31,884.

A listing of the investments held by the Master Fund and their attributes, as of September 30, 2016, that qualify for these valuations are shown in the table below.

Investment Category	Investment Strategy	Fair Value	Unfunded Commitments	Remaining Life*	Redemption Frequency*	Notice Period (In Days)	Redemption Restrictions Terms*
Buyout	Control investments in established companies with focus on small, mid, or large capitalization companies	$ 395,179,560	$ 150,353,687	Up to 10 years	None	N/A	N/A
Growth Capital	Investments in established companies with strong growth characteristics	$ 110,067,205	$ 55,751,886	Up to 10 years	None	N/A	N/A
Special Situations/ Other	Investments in mezzanine, distressed debt, energy/utility and turnarounds	$ 77,008,044	$ 49,222,045	Up to 10 years	None	N/A	N/A

*

The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

CPG Carlyle Master Fund, LLC

Consolidated Notes to Financial Statements (Unaudited) (Continued)
September 30, 2016

4.	RELATED PARTY TRANSACTIONS AND OTHER

As of September 30, 2016, the Master Fund and CPG TCG had no investments in Investment Funds that were related parties.

The Adviser provides investment advisory services to the Master Fund pursuant to an investment advisory agreement (the “Agreement”). Pursuant to the Agreement, the Master Fund pays the Adviser a monthly fee (the “Management Fee”) computed and payable monthly, at the annual rate of 1.20% of the Master Fund’s net asset value. “Net asset value” means, for any month, the total value of all assets of the Master Fund as of the end of such month, less an amount equal to all accrued debts, liabilities and obligations of the Master Fund as of such date, and calculated before giving effect to any repurchase of shares on such date and before any reduction for any fees and expenses of the Master Fund. The Management Fee shall be prorated for any period of less than a month based on the number of days in such period. During the period ended September 30, 2016, the Adviser earned $5,163,875 of Management Fee which is included in the Statement of Operations, of which $2,644,078 was payable at September 30, 2016 and is included in Payable to Adviser in the Statement of Assets and Liabilities.

Pursuant to a license agreement between Carlyle Investment Management, L.L.C. and the Adviser (the “License Agreement”), the Adviser is permitted to use the mark “Carlyle” in connection with the offering, marketing, promotion, management and operation of the Fund. The Adviser believes that the Master Fund has benefitted and will continue to benefit from the License Agreement, in accordance with its terms. Nonetheless the Adviser will not seek reimbursement or payment from the Master Fund for any amounts thereunder.

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Master Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Master Fund’s NAV; fees for data and software providers; research expenses; costs of insurance; registration expenses; certain offering costs; expenses of meetings of investors; directors’ fees; all costs with respect to communications to investors; transfer taxes and taxes withheld on non-U.S. dividends; interest and commitment fees on loans and debit balances; and other types of expenses as may be approved from time to time by the Board.

Effective January 1, 2016, each member of the Board who is not an “interested person” of the Master Fund (the “Independent Directors”), as defined by the 1940 Act, receives an annual retainer of $12,000 (pro rated for partial years) plus a fee of $1,000 for each meeting attended and $500 for each meeting by phone. Through December 31, 2015 each Independent Director received an annual retainer of $10,000 plus a fee of $500 for each meeting attended and a fee of $250 for each meeting by phone. All members of the Board are reimbursed for their reasonable out-of-pocket expenses. Total amounts expensed by the Master Fund related to Independent Directors for the period ended September 30, 2016 was $30,266 which is included in the Statement of Operations.

During the six month period ended September 30, 2016, the Master Fund incurred a portion of the annual compensation of the Master Fund’s Chief Compliance Officer in the amount of $5,000 which is included in the Statement of Operations.

Certain Officers and Directors of the Master Fund are also Officers of the Adviser and CPG TCG and are registered representatives of Foreside Fund Services, LLC.

5.	ADMINISTRATION AND CUSTODIAN FEES

UMB Fund Services, Inc., serves as administrator (the “Administrator”) to the Master Fund and provides certain accounting, administrative, record keeping and investor related services. For its services, the Master Fund pays an annual fee to the Administrator based upon average net assets, subject to certain minimums. For the period ended September 30, 2016, the total administration fees were $261,694 which is included in accounting and administration fees in the Statement of Operations, of which $262,319 was payable at September 30, 2016 and is included in accounts payable and other accrued expenses in the Statement of Assets and Liabilities.

The Custodian is an affiliate of the Administrator and serves as the primary custodian of the assets of the Master Fund and may maintain custody of such assets with U.S. and non-U.S. sub-custodians, securities depositories and clearing agencies.

CPG Carlyle Master Fund, LLC

Consolidated Notes to Financial Statements (Unaudited) (Continued)
September 30, 2016

6.	INVESTMENTS

For the period ended September 30, 2016, total purchases and total proceeds from redemptions or other dispositions of investments amounted to $95,053,759 and $99,801,969, respectively. The cost of investments in Investment Funds for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such Investment Funds. The Master Fund relies upon actual and estimated tax information provided by the managers of the Investment Funds as to the amounts of taxable income allocated to the Master Fund as of September 30, 2016.

The Investment Funds in which the Master Fund invests generally charge a management fee of 1.00% - 2.00% and approximately 20% of net profits as a carried interest allocation, subject to a preferred return and a claw back.

7.	ALLOCATION OF INVESTORS’ CAPITAL

As of the last day of each Fiscal Period (as defined below), any net profit or net loss for the Fiscal Period shall be allocated among and credited to or debited against the capital accounts of the investors in accordance with their respective Master Fund percentages for such Fiscal Period. Fiscal Period means the period commencing on the first date on or as of which an investor other than the organizational investor or the Adviser is admitted to the Master Fund, and thereafter each period commencing on the day immediately following the last day of the preceding Fiscal Period, and ending at the close of business on the first to occur of the following dates: (1) the last day of a fiscal year; (2) the day preceding any day as of which a contribution to the capital of the Master Fund is made; (3) the day as of which the Master Fund repurchases any Interest or portion of an Interest of any member; (4) the day as of which the Master Fund admits a substituted investor to whom an Interest (or portion thereof) of an investor has been transferred (unless there is no change of beneficial ownership); or (5) any other day as of which Limited Liability Company agreement provides for any amount to be credited to or debited against the capital account of any investor, other than an amount to be credited to or debited against the capital accounts of all investors in accordance with their respective investment percentages.

8.	REPURCHASE OF INVESTORS’ INTERESTS

Investors do not have the right to require the Master Fund to redeem their Interests or portion thereof. To provide a limited degree of liquidity to investors, the Master Fund may, from time to time, offer to repurchase Interests or portions thereof pursuant to written tenders by investors. Repurchases will be made at such times, in such amount and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Master Fund should offer to repurchase Interests, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser anticipates that it will recommend to the Board that the Master Fund offer to repurchase Interests from investors on a quarterly basis, with such repurchases to occur as of the last day of March, June, September and December (or, if any such date is not a business day, on the immediately preceding business day). The Adviser also expects that, generally, it will recommend to the Board that each repurchase offer should apply to up to 5% of the net assets of the Master Fund. Each repurchase offer will generally commence approximately 100 days prior to the applicable repurchase date.

9.	COMMITMENTS

As of September 30, 2016, the Master Fund had outstanding investment commitments to Investment Funds totaling $255,327,618. Four Investment Funds have commitments denominated in Euros and one Investment Fund has commitments denominated in Japanese Yen. As of September 30, 2016, the unfunded commitments for these Investment Funds totaled €18,474,650 and ¥550,448,884, respectively. As of September 30, 2016, the exchange rate used for the conversion was 1.1235 USD/EUR and 101.3377 JPY/USD, respectively. The U.S. dollar equivalent of these commitments is included in the Master Fund’s total unfunded commitment amount.

CPG Carlyle Master Fund, LLC

Consolidated Notes to Financial Statements (Unaudited) (Continued)
September 30, 2016

10.	INDEMNIFICATION

Under the Master Fund’s organizational documents, its officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In addition, in the ordinary course of business, the Master Fund may enter into contracts or agreements that contain indemnification or warranties. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred. However, based on experience, the Master Fund expects the risk of loss to be remote.

11.	CREDIT FACILITY

The Master Fund maintains a credit facility (the “Facility”) with a maximum borrowing amount of $5,000,000 which is secured by certain interests in Investment Funds. A fee of 0.75% per annum is payable quarterly in arrears on the unused portion of the Facility, while the interest rate charged on borrowings is the highest of (a) the Federal Funds Rate plus 2.50%, (b) the Bank of America N.A. prime rate plus 2.00% and (c) London Interbank Offer Rate plus 3.00%. For the period ended September 30, 2016, the Master Fund did not borrow under the Facility.

12.	SUBSEQUENT EVENTS

Subsequent events after September 30, 2016 have been evaluated through the date the financial statements were issued. During this period, capital contributions into the Master Fund for October 1, 2016 and November 1, 2016, equaled $5,012,185 and $5,285,500, respectively. There were no subsequent subscriptions through the date the financial statements were issued.

CPG Carlyle Master Fund, LLC

Other Information (Unaudited)
September 30, 2016

Proxy Voting

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling (collect) 1-212-317-9200 and on the SEC’s website at http://www.sec.gov.

The Master Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Master Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Master Fund (collect) at 1-212-317-9200 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

Disclosure of Portfolio Holdings: The Master Fund files a Form N-Q with the Securities and Exchange Commission (the “SEC”) no more than sixty days after the Master Fund’s first and third fiscal quarters of each fiscal year. For the Master Fund, this would be for the fiscal quarters ending June 30 and December 31. Form N-Q includes a complete schedule of the Master Fund’s portfolio holdings as of the end of those fiscal quarters. The Master Fund’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant’s nominating committee reviews and considers, as it deems appropriate after taking into account, among other things, the factors listed in its charter, nominations of potential Directors made by the registrant’s management and by the registrant’s Investors who have sent to Nora M. Jordan, Esq., legal counsel for the Independent Directors, at c/o Davis Polk & Wardwell LLP, 450 Lexington Avenue, New York, NY 10017, such nominations, which include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Directors, including without limitation the biographical information and the qualifications of the proposed nominees. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected, and such additional information must be provided regarding the recommended nominee as is reasonably requested by the nominating committee. The nominating committee meets as is necessary or appropriate.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable to semi-annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	CPG Carlyle Fund, LLC

By (Signature and Title)*	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman
(Principal Executive Officer)

Date	December 9, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman
(Principal Executive Officer)

Date	December 9, 2016

By (Signature and Title)*	/s/ Michael Mascis
Michael Mascis
(Principal Financial Officer)

Date	December 9, 2016

*	Print the name and title of each signing officer under his or her signature.